Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Schedule of Business Acquisition

The table below presents a provisional allocation of the gross $315,000 purchase price as of June 26, 2020:

Merchandise	$27,000
Furniture, Fixtures and Equipment	113,000
Customer Database	35,000
Goodwill	25,000
Restrictive Covenant	115,000
Total value of acquisition	$315,000

Schedule of Fair Value of Assets Acquired

The following table summarizes the total of the assets acquired during the nine months ended February 28, 2021:

Assets acquired:
Furniture, fixtures and equipment	$371,417
Inventory	94,972
Total assets acquired at fair value	$466,389

Purchase consideration:
41,464 shares of common stock	$466,389
Total purchase consideration	$466,389

Simplicity Esports, LLC Acquisition [Member]
Schedule of Business Acquisition	The aggregate purchase price consisted of the following:
Restricted stock consideration	6,090,000
Total	$6,090,000

Schedule of Fair Value of Assets Acquired

The following table summarizes the estimated fair value of The Simplicity Esports, LLC assets acquired, and liabilities assumed at the date of acquisition:

Cash	76,000
Internet Domain	3,000
Trade names and trademarks	588,000
Non-Competes	1,023,118
Accounts payable and accrued liabilities	(56,000)
Goodwill	4,455,882
Total	$6,090,000

PLAYlive Nations, Acquisition [Member]
Schedule of Business Acquisition	The aggregate purchase price consisted of the following:
Restricted stock consideration	1,440,000
Total	$1,440,000

Schedule of Fair Value of Assets Acquired

The following table summarizes the estimated fair value of the PLAYlive assets acquired and liabilities assumed at the date of acquisition:

Cash	26,000
Property, plant and equipment	10,000
Net deferred revenue	(115,000)
Customer relationships
Accounts payable and accrued liabilities	(4,000)
Goodwill	699,000
Trademarks	278,000
Customer contracts	546,000
Total	$1,440,000